Major Customer And Geographic Information (Schedule Of Revenue By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 5,974,744	$ 5,511,549	$ 5,278,521
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,417,742	1,489,685	1,608,582
Asia Pacific
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,263,771	1,405,473	1,443,505
Israel
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,167,228	1,071,945	1,094,662
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,776,412	1,243,550	884,504
Latin America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	120,700	119,860	126,686
Other Areas
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 228,891	$ 181,036	$ 120,582